Notes Payable - Related Party	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Notes Payable - Related Party

NOTE 8     NOTES PAYABLE—RELATED PARTY

In July 2014, the Company entered into a note agreement for $500,000 with Spring Forth Investments, LLC a company owned by Mr. David Spafford, a director. The maturity date for the note is July 18, 2015. The note pays interest at an annual rate of 20% and is paid monthly. The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015 and paying an extension fee of $10,000. The Company prepaid the last three months of interest for a total of $25,000 at the time of issuance of the note. As additional consideration for the note, the Company issued 4,000,000 Series D preferred stock units (which are separable into 4,000,000 shares of Series D preferred stock, 20,000 Class A warrants to purchase a share of common stock at $4.92 and 20,000 Class B warrants to purchase a share of common stock at $0.20) at a value of $100,000 or $0.025 per unit. The Series D preferred stock units were accounted as a debt discount to be amortized over the life of the note. As of December 31, 2014 the unamortized debt discount was $58,333. On the date of the IPO, the 4,000,000 shares of Series D Preferred Stock converted into 20,000 shares of Common Stock at a conversion ratio of 200 to 1.